Deconsolidation of subsidiary - Cash flow information (Details) - EB Rental, Ltd. - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Cash flow information
Cash provided by (used in) operating activities	$ 181,740	$ (212,414)
Cash provided by (used in) investing activities	(17,158)	34,968
Cash used in financing activities	$ (111,162)	$ (242,706)